Above market acquired charters (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Above Market Acquired Charters
Carrying amount, beginning of period	$ 46,275	$ 60,655
Amortization	(11,696)	(14,380)	$ (14,380)
Carrying amount, end of period	$ 34,579	$ 46,275	$ 60,655